EMPLOYEE BENEFITS - Group's Provision for Employee Benefits (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Total present value of defined benefit obligations	€ 21,680	€ 23,245
Total provisions for employee benefits	86,575	84,159
Other provisions for employees
Disclosure of defined benefit plans [line items]
Total provisions for employee benefits	64,895	60,914
Italian employee severance indemnity (TFR)
Disclosure of defined benefit plans [line items]
Total present value of defined benefit obligations	21,195	22,641
Pension plans
Disclosure of defined benefit plans [line items]
Total present value of defined benefit obligations	€ 485	€ 604